Document and Entity Information	12 Months Ended
Mar. 31, 2018 shares
Document And Entity Information [Abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	CGC
Entity Registrant Name	CANOPY GROWTH CORPORATION
Entity Central Index Key	0001737927
Current Fiscal Year End Date	--03-31
Entity Well Known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock Shares Outstanding	200,989,264